FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-1833695
Plan number	004
Notes receivable from participants, current value	$ 49,539
TOTAL ASSETS (HELD FOR INVESTMENT AT END OF YEAR)	$ 5,383,911
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76,604
Collective Investment Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,705,093
Separate Account GICs:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,553
Corporate Bond Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,366
Constant Duration SGICs:
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	169,736
Government Bond Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,586
Mortgage-backed Securities Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,478
Fixed Maturity SGICs
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,156
Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	224,849
Investment, Identifier [Axis]: BlackRock Liquidity Fund | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,563
Investment, Identifier [Axis]: Collective Investment Trust | State Street Investment Management | State Street Real Asset Fund C Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,802
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Institutional 500 Index B Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	970,442
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Institutional Extended Market Index B Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	178,969
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Institutional International Market Index B Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	177,914
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Institutional Total Bond Market Index B Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	113,999
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Income Trust Select
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,432
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,909
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	335,547
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	650,967
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	652,284
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	545,668
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	329,740
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	248,585
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	137,452
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,492
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,138
Investment, Identifier [Axis]: Collective Investment Trust | Vanguard Target Retirement Trust Select 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,753
Investment, Identifier [Axis]: Fiserv Stock Fund | Fiserv, Inc. common stock | Company Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,051
Investment, Identifier [Axis]: Fiserv Stock Fund | The Vanguard Group | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186
Investment, Identifier [Axis]: Registered Investment Company | Baird | Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,604
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	268,026
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | BlackRock Asset-Back Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,042
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Corporate Bond Funds | BlackRock 1-3 Year Credit Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,330
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Corporate Bond Funds | BlackRock Intermediate Term Credit Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,036
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Government Bond Funds | BlackRock 1-3 Year Government Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,271
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Government Bond Funds | BlackRock Intermediate Government Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,315
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Intermediate Aggregate Fixed Income Funds | Prudential Trust Company Intermediate Aggregate Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,264
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Mortgage-backed Securities Funds | BlackRock Commercial Mortgage-Backed Sec. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,218
Investment, Identifier [Axis]: Stable Value Fund | Constant Duration Synthetic Guaranteed Investment Contract | Mortgage-backed Securities Funds | BlackRock Mortgage-backed Sec. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,260
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | AmEx Crdt Acct Mst Trust AMXCA 2025-1 A 4.56% Expected Maturity 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.56%
Current Value	$ 507
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | AmEx Crdt Acct Mst Trust AMXCA 2025-2 A 4.28% Expected Maturity 4/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.28%
Current Value	$ 459
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BANK BANK 2018-BN14 A2 4.13% Expected Maturity 5/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.13%
Current Value	$ 131
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BANK BANK 2023-BNK45 A2 5.66% Expected Maturity 1/18/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.66%
Current Value	$ 74
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BANK5 BANK5 2024-5YR7 A3 5.77% Expected Maturity 6/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.77%
Current Value	$ 682
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BANK5 BANK5 2025-5YR17 A2 4.75% Expected Maturity 8/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.75%
Current Value	$ 1,117
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BMO Mortgage Trust BMO 2022-C3 A2 5.50% Expected Maturity 8/16/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Current Value	$ 403
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BMO Mortgage Trust BMO 2022-C3 A2 5.50% Expected Maturity 8/16/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Current Value	$ 180
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | BMW Vehicle Owner Trust BMWOT 2024-A A3 5.18% Expected Maturity 11/26/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.18%
Current Value	$ 310
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Barclays Comm Mort Sec BBCMS 2022-C18 A2 5.50% Expected Maturity 11/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Current Value	$ 251
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Barclays Comm Mort Sec BBCMS 2022-C18 A2 5.50% Expected Maturity 11/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Current Value	$ 573
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Benchmark Mortgage Trust BMARK 2021-B26 A2 1.96% Expected Maturity 5/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.96%
Current Value	$ 294
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Benchmark Mortgage Trust BMARK 2024-V9 A3 5.60% Expected Maturity 8/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.60%
Current Value	$ 642
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Carmax Auto Owners Trust CARMX 2024-1 A3 4.92% Expected Maturity 7/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.92%
Current Value	$ 145
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Carmax Auto Owners Trust CARMX 2024-3 A3 4.89% Expected Maturity 3/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.89%
Current Value	$ 150
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Case New Holland CNH 2022-B A3 3.89% Expected Maturity 8/17/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.89%
Current Value	$ 37
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Case New Holland CNH 2024-A A3 4.77% Expected Maturity 1/18/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.77%
Current Value	$ 245
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Case New Holland CNH 2024-B A3 5.19% Expected Maturity 4/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.19%
Current Value	$ 321
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Case New Holland CNH 2024-C A3 4.03% Expected Maturity 6/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.03%
Current Value	$ 381
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Case New Holland CNH 2025-A A3 4.36% Expected Maturity 4/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.36%
Current Value	$ 424
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 832
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Citi/Deutsche Comm Mtge CD 2016-CD1 ASB 2.62% Expected Maturity 7/10/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.62%
Current Value	$ 444
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Citi/Deutsche Comm Mtge CD 2016-CD2 A3 3.25% Expected Maturity 10/13/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.25%
Current Value	$ 240
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Daimler Trucks Retl Trust DTRT 2024-1 A3 5.49% Expected Maturity 3/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.49%
Current Value	$ 100
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Deutsche Bank Comm Mtge DBJPM 2017-C6 A4 3.07% Expected Maturity 5/10/2027 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.07%
Current Value	$ 522
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Deutsche Bank Comm Mtge DBJPM 2017-C6 A4 3.07% Expected Maturity 5/10/2027 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.07%
Current Value	$ 224
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2016-21 BV 3.00% Expected Maturity 10/25/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Current Value	$ 321
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2016-95 UG 2.75% Expected Maturity 1/26/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.75%
Current Value	$ 307
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2018-58 P 4.00% Expected Maturity 3/25/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 334
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2018-58 P 4.00% Expected Maturity 3/25/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 139
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2019-14 DA 4.00% Expected Maturity 6/27/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 465
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2021-45 EA 2.50% Expected Maturity 12/26/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 585
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2021-54 CA 2.50% Expected Maturity 3/25/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 310
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2021-54 CA 2.50% Expected Maturity 3/25/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 196
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2022-13 MA 3.00% Expected Maturity 11/26/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Current Value	$ 542
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2022-54 DA 4.50% Expected Maturity 11/25/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Current Value	$ 223
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Fannie Mae FNR 2024-73 PA 5.00% Expected Maturity 3/27/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Current Value	$ 783
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 4060 HC 3.00% Expected Maturity 2/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Current Value	$ 248
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 4533 AB 3.00% Expected Maturity 10/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Current Value	$ 668
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 4569 A 2.50% Expected Maturity 11/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 87
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 4571 CA 2.50% Expected Maturity 9/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 135
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 4821 NY 4.00% Expected Maturity 7/16/2029 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 102
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 4821 NY 4.00% Expected Maturity 7/16/2029 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 165
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5020 XA 2.00% Expected Maturity 4/26/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Current Value	$ 298
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5057 AB 2.50% Expected Maturity 10/25/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 188
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5081 NH 2.00% Expected Maturity 1/26/2032 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Current Value	$ 639
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5081 NH 2.00% Expected Maturity 1/26/2032 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Current Value	$ 225
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5156 HB 1.25% Expected Maturity 3/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.25%
Current Value	$ 374
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5254 A 4.50% Expected Maturity 12/26/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Current Value	$ 177
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5263 EA 4.00% Expected Maturity 11/26/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 279
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5398 LV 5.50% Expected Maturity 12/27/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Current Value	$ 474
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Freddie Mac FHR 5460 PD 4.75% Expected Maturity 4/25/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.75%
Current Value	$ 729
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | GM Financial Auto Leasing GMALT 2024-2 A3 5.39% Expected Maturity 9/21/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.39%
Current Value	$ 282
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | GM Financial Securitized GMCAR 2025-1 A3 4.62% Expected Maturity 10/18/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.62%
Current Value	$ 106
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2012-6 LH 3.50% Expected Maturity 12/16/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.50%
Current Value	$ 17
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2013-22 AP 2.50% Expected Maturity 8/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 536
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2020-164 KP 1.75% Expected Maturity 2/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.75%
Current Value	$ 173
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2020-78 HL 1.00% Expected Maturity 8/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.00%
Current Value	$ 43
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2021-137 KA 2.50% Expected Maturity 2/22/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 339
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2021-78 D 2.50% Expected Maturity 2/22/2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 606
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2021-78 D 2.50% Expected Maturity 2/22/2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 289
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2021-8 TP 2.50% Expected Maturity 7/21/2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Current Value	$ 184
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2022-180 DA 5.00% Expected Maturity 9/22/2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Current Value	$ 338
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2022-180 DA 5.00% Expected Maturity 9/22/2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Current Value	$ 223
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2022-76 AB 4.00% Expected Maturity 2/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 628
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Govt Natl Mortgage Assoc GNR 2022-99 PA 4.00% Expected Maturity 11/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 513
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Honda Auto Rec Ownr Trust HAROT 2024-1 A3 5.21% Expected Maturity 5/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.21%
Current Value	$ 381
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | John Deere Owner Trust JDOT 2022-B A3 3.74% Expected Maturity 4/15/2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.74%
Current Value	$ 39
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | John Deere Owner Trust JDOT 2022-B A3 3.74% Expected Maturity 4/15/2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.74%
Current Value	$ 20
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | John Deere Owner Trust JDOT 2024-C A3 4.06% Expected Maturity 4/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.06%
Current Value	$ 393
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Mercedes-Benz Auto MBART 2025-1 A3 4.78% Expected Maturity 2/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.78%
Current Value	$ 127
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | Nissan Auto Rec OT NAROT 2022-B A3 4.46% Expected Maturity 6/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.46%
Current Value	$ 29
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | PG&E Recovery Fund LLC PCG 4.838 06/01/33 4.84% Expected Maturity 6/1/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.84%
Current Value	$ 309
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | US Treasury T 4 01/15/27 4.00% Expected Maturity 1/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Current Value	$ 2,152
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | US Treasury T 4 1/8 11/15/27 4.13% Expected Maturity 11/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.13%
Current Value	$ 1,210
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | World Omni Auto Rec WOART 2022-C A3 3.66% Expected Maturity 5/15/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.66%
Current Value	$ 18
Investment, Identifier [Axis]: Stable Value Fund | Fixed Maturity Synthetic Guaranteed Investment Contract | World Omni Auto Rec WOART 2024-A A3 5.16% Expected Maturity 6/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.16%
Current Value	$ 520
Investment, Identifier [Axis]: Stable Value Fund | Separate Account Guaranteed Investment Contract | New York Life Insurance Company Pooled Separate Account No. 45-003
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,553
Investment, Identifier [Axis]: Stable Value Fund | Standish Mellon | BlackRock Government Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,404